Related parties	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Related parties
28.

Related parties

The Company has entered into transactions with the following related parties:

Enterprises over which key management personnel have control or significant influence

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering and other services availed;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	Dr. Reddy’s Institute of Life Sciences for research and development services availed;
•	Stamlo Industries Limited for hotel services;
•	Iosynth Labs Private Limited for research and development services; and
•	AverQ Inc. for professional consulting services (ceased to be a related party effective as of July 30, 2024);
•	Araku Originals Private Limited for the purchase of coffee powder; and
•	Zenfold Sustainable Technology Private Limited for sale and purchase of goods (a related party effective as of July 27, 2024).

Joint Venture and Associates

•	Kunshan Rotam Reddy Pharmaceuticals Company Limited for sales of goods, for research and development services;
•	Kunshan Rotam Reddy Medicine Company Limited (a subsidiary of Kunshan Rotam Reddy Pharmaceuticals Company Limited) for sale of goods;
•	O2 Renewable Energy IX Private Limited for an investment;
•	Clean Renewable Energy KK2A Private Limited for purchase of solar power and for an investment; and
•	DRES Energy Private Limited for the purchase of solar power and lease rentals received.

“Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council. The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 2
6
of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.

The following is a summary of significant related party transactions:

	As of March 31,
	2026		2025		2024
Transactions with relatives of key management personnel or enterprises over which key management personnel have control or significant influence
Catering expenses	Rs.	490	Rs.	481	Rs.	454
Civil works		262		380		13
Contributions towards social development		744		626		587
Research and development services received		164		277		214
Hotel expenses		61		53		67
Facility management services		46		46		46
Lease rentals paid		41		39		37
Salaries to relatives of key management personnel		28		21		15
Professional consultancy services paid		-		-		3
Procurement of goods		88		58		-
Sale of goods		8		8		-
Sale of assets		-		1		-
Transactions with Joint Ventures and Associates
Investment in O2 Renewable Energy IX Private Limited	51	296	12
Dividend income	-	-	445
Purchase of solar power	225	145	123
Investment in Clean Renewable Energy KK2A Private Limited	-	21	-
Sale of goods	190	67	21
Research and development services provided	-	-	83
Lease rentals received	1	1	1
Others	-	-	1

The Company had the following amounts due from related parties:

	As of March 31,
	2026		2025
Kunshan Rotam Reddy Pharmaceuticals Company Limited	Rs.	45	Rs.	41
Kunshan Rotam Reddy Medicine Company Limited		62		-
DRES Energy Private Limited		-		1
Key management personnel and close members of their families		8		8

The Company had the following amounts due to related parties:

	As of March 31,
	2026			2025
Zenfold Sustainable Technology Private Limited	Rs.	12		Rs.	22
Indus Projects Private Limited		19			20
Green Park Hospitality Services Private Limited		-	*		17
DRES Energy Private Limited		16			3
Green Park Hotels and Resorts Limited		-	*		-	*
Stamlo Industries Limited		-			-	*

* Rounded to the nearest million.

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2026		2025		2024
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	843	Rs.	861	Rs.	891
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		52		36		36
Co mm i ss i on t o d i r e c t o r s		399		379		416
S h a r e -b a s e d p a y m e n t s expense		173		179		182
	Rs.	1,467	Rs.	1,455	Rs.	1,525

Some of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.